CARE AND MAINTENANCE (Tables)	12 Months Ended
Dec. 31, 2022
Care And Maintenance [Abstract]
Disclosure of detailed information about care and maintenance [Table Text Block]
	Years ended
	December 31,	December 31,
	2022	2021

Depreciation and depletion	$70	$55
Salaries, wages and benefits	22	497
Direct general and administrative	488	804
	$580	$1,356